Employee Benefits - Schedule of Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (116,469)
Balance at end of the year	(116,083)	¥ (116,469)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	63,422
Balance at end of the year	78,717	63,422
Japan
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	19,096
Balance at end of the year	11,840	19,096
Japan | Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	63,422	41,311
Interest income	1,059	549
Remeasurement Changes in effect of asset ceiling	14,237	21,561
Balance at end of the year	¥ 78,717	¥ 63,422